Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities:
Bonds available for sale, allowance for credit losses		$ (148)	$ (78)
Bonds available for sale, amortized cost		181,274	182,593
Allowance for credit losses		(600)	(496)
Other investments	[1]	10,418	10,567
Short-term Investments	[1]	4,400	5,471
Premiums and other receivables, allowance for credit losses and disputes		(1)	(1)
Other assets	[1]	2,521	3,614
Liabilities:
Policyholder contract deposits		$ 156,058	$ 151,545
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		2,500,000,000
Common stock, shares issued (in shares)		645,000,000
Common Stock Class A
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)			$ 0.01
Common stock, shares authorized (in shares)			2,252,500,000
Common stock, shares issued (in shares)			581,145,000
Common Stock Class B
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)			$ 0.01
Common stock, shares authorized (in shares)			247,500,000
Common stock, shares issued (in shares)			63,855,000
Fortitude RE
Fixed maturity securities:
Reinsurance asset, allowance for credit loss		$ 0	$ 0
Liabilities:
Fortitude Re funds withheld payable		26,551	35,144
Excluding Fortitude
Fixed maturity securities:
Reinsurance asset, allowance for credit loss		84	101
Short-term Investments
Fixed maturity securities:
Restricted cash		69	57
Other assets
Fixed maturity securities:
Restricted cash		12	7
Recurring Basis
Fixed maturity securities:
Other investments		7,879	7,104
Short-term Investments		1,357	1,455
Other assets		299	684
Liabilities:
Policyholder contract deposits		5,464	5,702
Fortitude Re funds withheld payable		1,262	7,974
Other liabilities, portion measured at fair value		97	191
Long-term debt, portion measured at fair value		$ 6	$ 5

[1]	See Note 9 for details of balances associated with variable interest entities